Share Capital - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Share-based compensation expenses	$ 765	$ 149
Stock Options [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	203	34
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	141	38
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	$ 421	$ 77